NON-CASH SHARE-BASED COMPENSATION - Schedule of RSU Equity Award Activity (Details) - RSUs shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of Shares
Beginning of period (in shares) | shares	338	207	172
Granted (in shares) | shares	253	199	77
Vested (in shares) | shares	(181)	(64)	(38)
Forfeited (in shares) | shares	(102)	(4)	(4)
Ending of period (in shares) | shares	308	338	207
Weighted Average Grant Date Fair Value per Share
Beginning of period (in dollars per share) | $ / shares	$ 27.47	$ 26.76	$ 23.76
Granted (in dollars per share) | $ / shares	22.35	27.70	31.72
Vested (in dollars per share) | $ / shares	23.08	25.92	23.27
Forfeited (in dollars per share) | $ / shares	27.54	27.24	26.38
Ending of period (in dollars per share) | $ / shares	$ 25.82	$ 27.47	$ 26.76